Retirement Plans and Employee Benefits (Details) (USD $)	12 Months Ended	7 Months Ended	12 Months Ended			7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 Associated Physicians' Plan	Dec. 31, 2012 Associated Physicians' Plan	Dec. 31, 2012 Minimum Associated Physicians' Plan	Dec. 31, 2012 Maximum Associated Physicians' Plan	Dec. 31, 2011 EVHC	Dec. 31, 2012 EVHC	May 24, 2011 Predecessor	Dec. 31, 2010 Predecessor	May 24, 2011 Predecessor Associated Physicians' Plan	Dec. 31, 2010 Predecessor Associated Physicians' Plan
Retirement plans and employee benefits
Number of EMSC Plans	3
Maximum percentage of compensation which an employee may contribute under the EMSC Plans	40.00%			1.00%	25.00%
Maximum annual employee contribution	$ 17,000,000
Number of EMSC Plans for which employer provides a 50% match	2
Employer matching contribution (as a percent)	50.00%
Maximum percentage of employee's eligible compensation for employer contribution match	6.00%
Employer contributions		$ 2,700,000	$ 2,500,000			$ 7,800,000	$ 12,300,000	$ 5,400,000	$ 13,200,000	$ 900,000	$ 1,900,000
Percentage reduction in employee's annual compensation in exchange for employer contribution made to their retirement account					20.00%